Earnings Per Share (Details) $ / shares in Units, shares in Thousands, $ in Thousands		6 Months Ended
	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares
Components of the numerator for the calculation of basic and diluted EPS
Net income/(loss) net of non-controlling interests - continuing operations - basic | $		$ 23,836	$ 81,127
Net income/(loss) net of non-controlling interests - continuing operations - diluted | $		$ 23,836	$ 81,127
Weighted average number of shares outstanding
Weighted average number of common shares outstanding, basic (in shares)		104,655	104,278
Dilutive impact of share options and RSUs (in shares)		807	724
Diluted impact of 2025 convertible bonds		55	0
Weighted average number of common shares outstanding, diluted (in shares)		105,517	105,002
Earnings Per Share, Basic And Diluted [Abstract]
Basic EPS from continuing operations (in USD per share) | $ / shares		$ 0.23	$ 0.78
Dilutive earnings per share (in USD per share) | $ / shares		$ 0.23	$ 0.77
2025 Convertible Bonds | Convertible Debt
Earnings Per Share, Basic And Diluted [Abstract]
Debt instrument, face amount | $	$ 575,000	$ 575,000
Debt instrument, interest rate, stated percentage (in percentage)	2.75%	2.75%
Debt instrument, convertible, conversion ratio	0.0173834
Debt instrument, convertible, conversion price (in USD per share) | $ / shares	$ 57.53	$ 57.53